Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2016	2017
	RMB	RMB
Electronic equipment	3,779,766	7,172,694
Office equipment	265,815	287,282
Vehicles	1,091,556	1,164,376
Logistic and warehouse equipment	1,578,653	2,693,969
Leasehold improvement	493,765	827,408
Software	175,418	203,848
Building and building improvement	3,066,343	5,855,920

Total	10,451,316	18,205,497
Less: Accumulated depreciation	(3,427,907)	(5,631,319)

Net book value	7,023,409	12,574,178